Earnings Per Share - Summary Of Earning Per Share Basic And Diluted (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
(Loss)/Profit for the year attributable to shareholders of the Parent Company	€ (136,001)	€ (50,577)	€ 21,749
Weighted average number of shares for basic earnings per share	203,499,933	201,489,100	201,561,100
Weighted average number of shares for diluted earnings per share	203,499,933	201,489,100	201,561,100
Basic earnings per share in Euro	€ (0.67)	€ (0.25)	€ 0.11
Diluted earnings per share in Euro	€ (0.67)	€ (0.25)	€ 0.11